Annual Fund Operating Expenses - Vanguard International Core Stock Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.40%
12b-1 Distribution Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.46%	[1]
Admiral Shares
Operating Expenses:
Management Fees	0.33%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.36%	[1]

[1]	The Fund's custodian has agreed to waive a portion of its custody fee based on an offset arrangement. The Fund's Total Annual Fund Operating Expenses after the custody fee offset was 0.45% for Investor Shares and 0.35% for Admiral Shares, respectively.